Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment securities available for sale:
Investment securities available for sale	$ 276,455	$ 284,470
U.S. agency securities [Member]
Investment securities available for sale:
Investment securities available for sale	32,988	49,920
State and municipal securities [Member]
Investment securities available for sale:
Investment securities available for sale	631	608
Corporate bonds [Member]
Investment securities available for sale:
Investment securities available for sale	2,953	2,696
Mortgage-backed securities-agency [Member]
Investment securities available for sale:
Investment securities available for sale	207,194	229,936
Mortgage-backed securities-non-agency [Member]
Investment securities available for sale:
Investment securities available for sale	32,152
Equity securities [Member]
Investment securities available for sale:
Investment securities available for sale	537	1,310
Recurring [Member]
Investment securities available for sale:
Investment securities available for sale	276,455	284,470
Derivative loan commitments
Derivative loan commitments	2,040	549
Total	278,495	285,019
Recurring [Member] | Interest rate lock commitments [Member]
Derivative loan commitments
Derivative loan commitments	1,571	549
Recurring [Member] | Mandatory Delivery Commitments [Member]
Derivative loan commitments
Derivative loan commitments	469	0
Recurring [Member] | U.S. agency securities [Member]
Investment securities available for sale:
Investment securities available for sale	32,988	49,920
Recurring [Member] | State and municipal securities [Member]
Investment securities available for sale:
Investment securities available for sale	631	608
Recurring [Member] | Corporate bonds [Member]
Investment securities available for sale:
Investment securities available for sale	2,953	2,696
Recurring [Member] | Mortgage-backed securities-agency [Member]
Investment securities available for sale:
Investment securities available for sale	207,194	229,936
Recurring [Member] | Mortgage-backed securities-non-agency [Member]
Investment securities available for sale:
Investment securities available for sale	32,152
Recurring [Member] | Equity securities [Member]
Investment securities available for sale:
Investment securities available for sale	537	1,310
Recurring [Member] | Level 1 [Member]
Investment securities available for sale:
Investment securities available for sale	248	200
Derivative loan commitments
Total	248	200
Recurring [Member] | Level 1 [Member] | Interest rate lock commitments [Member]
Derivative loan commitments
Derivative loan commitments		0
Recurring [Member] | Level 1 [Member] | Mandatory Delivery Commitments [Member]
Derivative loan commitments
Derivative loan commitments		0
Recurring [Member] | Level 1 [Member] | Equity securities [Member]
Investment securities available for sale:
Investment securities available for sale	248	200
Recurring [Member] | Level 2 [Member]
Investment securities available for sale:
Investment securities available for sale	275,918	283,160
Derivative loan commitments
Total	275,918	283,160
Recurring [Member] | Level 2 [Member] | Interest rate lock commitments [Member]
Derivative loan commitments
Derivative loan commitments		0
Recurring [Member] | Level 2 [Member] | Mandatory Delivery Commitments [Member]
Derivative loan commitments
Derivative loan commitments		0
Recurring [Member] | Level 2 [Member] | U.S. agency securities [Member]
Investment securities available for sale:
Investment securities available for sale	32,988	49,920
Recurring [Member] | Level 2 [Member] | State and municipal securities [Member]
Investment securities available for sale:
Investment securities available for sale	631	608
Recurring [Member] | Level 2 [Member] | Corporate bonds [Member]
Investment securities available for sale:
Investment securities available for sale	2,953	2,696
Recurring [Member] | Level 2 [Member] | Mortgage-backed securities-agency [Member]
Investment securities available for sale:
Investment securities available for sale	207,194	229,936
Recurring [Member] | Level 2 [Member] | Mortgage-backed securities-non-agency [Member]
Investment securities available for sale:
Investment securities available for sale	32,152
Recurring [Member] | Level 3 [Member]
Investment securities available for sale:
Investment securities available for sale	289	1,110
Derivative loan commitments
Derivative loan commitments	2,040	549
Total	2,329	1,659
Recurring [Member] | Level 3 [Member] | Interest rate lock commitments [Member]
Derivative loan commitments
Derivative loan commitments	1,571	549
Recurring [Member] | Level 3 [Member] | Mandatory Delivery Commitments [Member]
Derivative loan commitments
Derivative loan commitments	469	0
Recurring [Member] | Level 3 [Member] | Equity securities [Member]
Investment securities available for sale:
Investment securities available for sale	$ 289	$ 1,110